Subordinated liabilities - Disclosure of undated and dated subordinated liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Subordinated liabilities [abstract]
Undated subordinated liabilities	£ 127	£ 134
Dated subordinated liabilities	45,699	42,278
Total subordinated liabilities	£ 45,826	£ 42,412